PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund
PineBridge US 25 Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US 25 Equity Fund (the "US 25 Equity Fund", or the Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US 25 Equity Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US 25 Equity Fund		Class R	Class I
Management Fees		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	6.43%	6.43%
Total Annual Fund Operating Expenses		7.41%	7.06%
Fee Waiver and/or Expense Reimbursement		(5.85%)	(5.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.56%	1.21%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% and 1.20% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US 25 Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	159	1,655
Class I	123	1,559

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
The Fund's portfolio turnover rate was 32% of the average value of its portfolio for the period from the Fund's commencement of operations on September 19, 2011 through November 30, 2011.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size market capitalization. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization ("mid-cap") companies that are deemed attractive for capital appreciation. In addition, the Fund may utilize exchange-traded funds ("ETFs") to equitize cash positions. The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management may result in an annual portfolio turnover rate of approximately 250% of the average value of the Fund's portfolio.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Mid-Capitalization Company Risk. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

New Fund Risk. The Fund is new with less than 6 months of operating history as of the fiscal year ended November 30, 2011, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the
Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
PERFORMANCE
The Fund commenced operations on September 19, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.